REVENUE (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Schedule of Disaggregation Revenue
The following table presents our revenue by product line:

(in millions of Euros)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Packaging rolled products	456	568	980	1,116
Automotive rolled products	88	209	281	439
Specialty and other thin-rolled products	20	42	52	90
Aerospace rolled products	142	224	365	429
Transportation, Industry and other rolled products	105	148	231	310
Automotive extruded products	96	199	295	387
Other extruded products	124	148	264	303
Total Revenue	1,031	1,538	2,468	3,074

The following table presents our revenue by destination of shipment:

(in millions of Euros)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
France	67	154	188	306
Germany	192	339	479	678
United Kingdom	39	49	108	99
Switzerland	15	18	27	38
Other Europe	201	286	476	555
United States	413	600	974	1,164
Canada	7	9	24	27
Asia and Other Pacific	61	68	118	137
All Other	36	15	74	70
Total Revenue	1,031	1,538	2,468	3,074